Revenue (Details Narrative) - USD ($)	12 Months Ended		24 Months Ended		48 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Mar. 31, 2021	Jul. 31, 2021
Disaggregation of Revenue [Line Items]
Research and development cost	$ 57,183,589	$ 27,908,659
Offset cost	12,000,000
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	60,900,000	52,800,000
Cost of Revenue				$ 1,500,000
Nonoperating Income (Expense)	51,000	99,000
Remaining grant	823,000
Contract cost	$ 204,000,000
Revenue, Remaining Performance Obligation, Percentage	9.00%
Revenue, Remaining Performance Obligation, Amount		12,000,000
Research and development cost	$ 0
Government [Member] | National Institute of Health [Member]
Disaggregation of Revenue [Line Items]
Cost of Revenue			$ 1,400,000
Nonoperating Income (Expense)	518,000	228,000
Remaining grant	203,000
Government [Member] | Geneva Foundation [Member]
Disaggregation of Revenue [Line Items]
Cost of Revenue					$ 2,700,000
Nonoperating Income (Expense)	94,000	351,000
Remaining grant	1,500,000
Government [Member] | Advanced Technology International [Member]
Disaggregation of Revenue [Line Items]
Cost of Revenue	25,000,000
Nonoperating Income (Expense)	60,200,000	52,100,000
Remaining grant	89,200,000
Non Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 0	2,400,000
Non Government [Member] | CSL Behring [Member]
Disaggregation of Revenue [Line Items]
Deposit Contracts, Description of Liability Contracts	there were three contracts for a combined $2.4 million that were started and completed in 2020.
Document Description	These contracts were related to research and development for a COVID-19 therapeutic ($2 million) and two other targets ($400,000).
Grant revenue		2,400,000
Non Government [Member] | Research And Development [Member] | CSL Behring [Member]
Disaggregation of Revenue [Line Items]
Grant revenue		2,000,000
Non Government [Member] | Other Targets [Member] | CSL Behring [Member]
Disaggregation of Revenue [Line Items]
Grant revenue		$ 400,000